Inventories - Inventory Reserve Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Beginning balance	$ 99,920	$ 242,995
Additions	125,727	228,559
Written-off and scrapped	(29,243)	(96,972)
Elimination of reserve upon sale of inventory	(239,559)	(31,785)
Ending balance	$ 242,995	143,193
Additions during period arising from adjustment to cost of revenues		$ 26,149